Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%
Statutory income tax rate			21.00%		21.00%
Valuation allowance increased					$ 20,400	$ 18,100
Description of ownership change					An ownership change generally occurs if one or more stockholders or groups of stockholders that own at least 5% of the Company’s stock increase their ownership by more than 50 percentage points over their lowest ownership percentage (by value) within a rolling three-year period.
Expected unrecognized tax benefits					$ 0
Unrecognized tax benefits					$ 0	$ 0